SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of preparation and principles of consolidation

Basis of preparation and principles of consolidation

The accompanying consolidated financial statements of the Company and its subsidiary are prepared pursuant to the rules and regulations of the U.S Securities and Exchanges Commission (“SEC”) and in conformity with generally accepted accounting principles in the U.S. (“U.S. GAAP”). The accompanying consolidated financial statements reflect all adjustments that management considers necessary for a fair presentation of the results of operations for these periods.

The accompanying financial statements have been prepared on a consolidated basis and reflect the financial statements of the Company and Hamco Greek. All intercompany transactions and balances are eliminated on consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Foreign currency translation

Foreign currency translation

The Company’s consolidated financial statements are reported in United States dollars (“US$”), the Company’s presentation currency. The functional currency for the Company is US$ and the Company’s subsidiary in Hong Kong is Hong Kong dollars (“HK$”). The translation of the functional currencies of its subsidiary into U.S. dollars is performed for balance sheet accounts using the exchange rates in effect as of the balance sheet date and for revenues and expense accounts using an average exchange rate prevailing during the respective period. The gains or losses resulting from such translation are reported as currency translation adjustments under other comprehensive income (loss) under accumulated other comprehensive income (loss) as a separate component of equity.

Monetary assets and liabilities of the Company and its subsidiary denominated in currencies other than the functional currency of the Company and subsidiary are translated into their respective functional currency at the rates of exchange prevailing on the balance sheet date.

Transactions of the Company and its subsidiary in currencies other than the Company’s and the subsidiary’s functional currencies are translated into the respective functional currencies at the average monthly exchange rate prevailing during the period of the transaction. The gains or losses resulting from foreign currency transactions are included in the consolidated statements of operation and comprehensive loss.

The exchange rates used to translate amounts in HK$ into US$ for the purposes of preparing the financial statements were as follows:

	June 30, 2026	June 30, 2025
Balance sheet items, except for ordinary shares, additional paid-in capital and retained earnings, as of year end	US$1=HK$7.843	US$1=HK$7.809
Amounts included in the statements of operations and cash flows for the year	US$1=HK$7.843	US$1=HK$7.809

Financial instruments and concentration of credit risk

Financial instruments and concentration of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account placed in a financial institution located in Hong Kong, As of June 30, 2026, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair value of financial instruments

Fair value of financial instruments

Assets and liabilities measured at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires management to make judgments and consider factors specific to the asset or liability. The Company’s financial assets are subject to fair value measurements on a recurring basis. The Company’s remaining carrying amounts reported in the combined balance sheets of these financial assets are a reasonable estimate of fair value due to their short-term nature.

ASC 820 identifies fair value as the exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 establishes a three-tier value hierarchy that distinguishes between the following:

Level 1 – Observable inputs such as quoted prices in active markets for identical assets or liabilities.

Level 2 – Inputs, other than quote prices in active markets, that are observable for the asset or liability, either directly or indirectly.

Level 3 - Unobservable inputs in which there is little or no market data, which requires the Company to develop its own assumptions.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $437,451 in cash and no cash equivalents as of June 30, 2026. (cash of $54,462 as of June 30, 2025) The Company cash is held at well capitalized financial institutions, but they are not FDIC insured; however, management does not believe there is a significant risk of loss.

Deferred offering costs

Deferred offering costs

The Company complies with the requirements of the ASC 340-10-S99 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A - “Expenses of Offering”. Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. Deferred offering costs consist of professional and registration fees that are directly related to the Proposed Public Offering. Should the in-process equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the statements of operations and comprehensive loss. As of June 30, 2026, the Company has incurred $20,012 offering costs (June 30, 2025 $75,435),

Revenue recognition

Revenue recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers.

Revenue is recognized when it is probable that the economic benefits will flow to the Company and when the service is provided and can be measured reliably.

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine the appropriate amount of revenue to be recognized for arrangements determined to be within the scope of ASC 606, the Company performs the following five steps:: (1) identifying the contract (if any) with a customer; (2) identifying the performance obligations in the contract (if any); (3) determining the transaction price; (4) allocating the transaction price to each performance obligation in the contract (if any); and (5) recognizing revenue when each performance obligation is satisfied.

Generally, revenue is recognized when the Company has negotiated the terms of the transaction, which includes determining either the overall price, or the price for each performance obligation in the form of a service, the service has been delivered to the customer, no obligation is outstanding regarding that service, and the Company is reasonably assured that funds have been or will be collected from the customer.

For the financial year ended June 30, 2026, the Company generated $50,955.41 in revenue, representing a significant increase compared to $Nil for the financial year ended June 30, 2025. This initial revenue generation was driven primarily by the strategic expansion of our service offerings during the period.

The Company continues to offer tailored consulting solutions to both emerging restaurant brands seeking to franchise a business for the first time and established franchisors looking to optimize their operations, information technology systems, and omnichannel marketing strategies. To complement these foundational consulting capabilities and address shifting market demands, we expanded our business scope during the current financial year to include specialized advisory, setup, and implementation services for Artificial Intelligence (“AI”) rollouts. Our newly introduced AI vertical constitutes the primary driver of our revenue generation for the fiscal year ended June 30, 2026

Income taxes

Income taxes

The Company accounts for income taxes under the FASB Codification Topic 740-10-25 (“ASC 740-10-25”). Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under Statement 109, the effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period included in the enactment date.

There is currently no taxation imposed on income by the Government of the BVI. In accordance with BVI income tax regulations, income taxes are not levied on the Company. Consequently, income taxes are not reflected in the Company’s financial statements. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Hamco Creek is incorporated in Hong Kong and is subject to Hong Kong Profits Tax on the taxable income derived from its activities conducted in Hong Kong. The applicable tax rate is 16.5% in Hong Kong. From year of assessment of 2019/2020 onwards, Hong Kong profits tax rates are 8.25% on assessable profits up to US$254,268 (HK$2,000,000), and 16.5% on any part of assessable profits over US$254,268 (HK$2,000,000).

Comprehensive income

Comprehensive income

ASC Topic 220, “Comprehensive Income”, establishes standards for reporting and display of comprehensive income, its components and accumulated balances. Comprehensive income as defined includes all changes in equity during a period from non-owner sources. Accumulated other comprehensive income, as presented in the accompanying consolidated statements of changes in shareholders’ equity, consists of changes in unrealized gains and losses on foreign currency translation. This comprehensive income is not included in the computation of income tax expense or benefit.

Commitments and contingencies

Commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties, and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. Legal costs incurred in connection with such liabilities are expensed as incurred.

Net loss per share

Net loss per share

Basic net loss per share is computed by dividing loss available to stockholders by the weighted average number of shares outstanding during the year. Diluted income per share is computed similar to basic income per share except that the denominator is increased to include the number of additional shares that would have been outstanding if the potential shares had been issued and if the additional shares were diluted. There were no potentially dilutive securities for the year ended June 30, 2026 and June 30, 2025.

Recently Adopted Accounting Standards

Recently Adopted Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.